Business Combination - Summary of Impact of the transaction on the condensed consolidated statement of stockholder's equity (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity	$ 117,513
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Total reverse recapitalization impact on statement of equity	$ 117,512
Additional Paid-in Capital [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Business Acquisition [Line Items]
Conversion of senior notes and royalty obligation carrying value		$ 28,254
Conversion of Old Clarus convertible notes carrying value		103,333
Assumption of warrant liabilities		(14,075)
Total reverse recapitalization impact on statement of equity		$ 117,512